ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012

Accrued employee payroll and welfare benefits	13,259	14,459
Payable for property and equipment	2,871	2,393
Accrued rental expenses	1,737	3,344
Business taxes and other tax payable	1,460	1,970
Individual income taxes payable	520	513
Accrued professional service fees	472	933
Accrued advertisement expenses	344	124
Accrued other service fees	222	343
Others	848	1,078
	21,733	25,157